Financial risk management and derivative financial instruments - Summary of Derivative Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial instruments	$ (13)	$ (19)
Non-current Assets [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial instruments	5
Current assets [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial instruments		1
Non-current liabilities [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial instruments	(18)	(20)
Short-dated foreign exchange swaps [Member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial instruments		1
Currency swaps [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial instruments	(17)	$ (20)
Option contract [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial instruments	$ 4